Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Reserves
Schedule of movements in reserves

			Share-based
		Employee	compensation	Total
	Hedging	benefits	reserve	reserves
Balance as of January 1, 2021	(3,822)	(99)	22,588	18,667
Effective portion of changes in fair value of cash flow hedges	(161)	—	—	(161)
Share-based compensation, net of accrued dividend	—	—	3,351	3,351
Settlement of share-based compensation	—	—	(6,535)	(6,535)
Balance as of December 31, 2021	(3,983)	(99)	19,404	15,322
Effective portion of changes in fair value of cash flow hedges	384	—	—	384
Share-based compensation, net of accrued dividend	—	—	758	758
Balance as of December 31, 2022	(3,599)	(99)	20,162	16,464
Effective portion of changes in fair value of cash flow hedges	(205)	—	—	(205)
Share-based compensation, net of accrued dividend	—	—	463	463
Settlement of share-based compensation	—	—	(1,486)	(1,486)
Balance as of December 31, 2023	(3,804)	(99)	19,139	15,236

Schedule of dividend distributions

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 21, 2021	Common	$0.05	March 11, 2021	4,759
March 11, 2021	Preference	$0.546875	March 31, 2021	2,516
May 5, 2021	Common	$0.05	May 26, 2021	4,769
May 13, 2021	Preference	$0.546875	June 30, 2021	2,516
August 4, 2021	Common	$0.15	August 11, 2021	14,308
September 16, 2021	Preference	$0.546875	October 1, 2021	2,516
September 30, 2021	Common	$0.10	October 1, 2021	9,539
November 15, 2021	Preference	$0.546875	December 31, 2021	2,516
November 15, 2021	Common	$0.15	November 18, 2021	14,308
November 15, 2021	Common	$0.10	February 28, 2022	9,539
Total				67,286
February 23, 2022	Common	$0.15	March 1, 2022	14,308
March 9, 2022	Preference	$0.546875	April 1, 2022	2,516
May 10, 2022	Common	$0.15	May 12, 2022	14,308
May 10, 2022	Preference	$0.546875	July 1, 2022	2,516
August 3, 2022	Common	$0.15	August 5, 2022	14,308
August 3, 2022	Preference	$0.546875	October 4, 2022	2,516
November 9, 2022	Common	$0.15	November 10, 2022	14,308
November 29, 2022	Preference	$0.546875	December 30, 2022	2,516
Total				67,296
February 22, 2023	Common	$0.15	February 24, 2023	14,308
March 1, 2023	Preference	$0.546875	April 3, 2023	2,516
May 10, 2023	Common	$0.15	May 12, 2023	14,308
May 10, 2023	Preference	$0.546875	July 3, 2023	2,516
August 2, 2023	Common	$0.15	August 4, 2023	14,308
August 2, 2023	Preference	$0.546875	October 2, 2023	2,490
November 15, 2023	Common	$0.15	November 16, 2023	14,308
November 15, 2023	Common	$0.10	December 8, 2023	9,540
November 15, 2023(1)	Preference	$0.528646	December 28, 2023	2,295
November 15, 2023	Preference	$0.546875	January 2, 2024	109
Total				76,698
(1)

Reflects dividends in respect of the Preference Shares that had accrued up to, but not including, December 28, 2023 and that were paid to holders of the Preference Shares that were redeemed in connection with the Partial Redemption.